Investments in Associates and Joint ventures - Summary of Changes in Unrecognized Accumulated Losses of Equity Accounted Investees due to Discontinue Use of Equity Method (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2021 KRW (₩)
New Songdo International City Development, LLC [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	₩ 259,341
Increase (decrease)	(59,858)
Ending balance	199,483
Mokpo Deayang industrial Corporation [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	84
Increase (decrease)	(67)
Ending balance	17
UITrans LRT Co., Ltd. [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	32,334
Increase (decrease)	7,769
Ending balance	40,103
Clean Iksan Co., Ltd. [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	714
Increase (decrease)	83
Ending balance	797
Hyochun CO., LTD [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	3,505
Increase (decrease)	332
Ending balance	3,837
Shinhan wind power generation [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	843
Increase (decrease)	(843)
CSP - Compania Siderurgica do Pecem [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	168,737
Increase (decrease)	(168,737)
KIRIN VIETNAM CO., LTD [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	67
Increase (decrease)	33
Ending balance	100
INKOTECH INC [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	341
Increase (decrease)	271
Ending balance	612
POSTO-Poggenamp Electrical Steel Pvt, Ltd. [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	96
Increase (decrease)	205
Ending balance	301
Gunggi Green Energy [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Increase (decrease)	448
Ending balance	₩ 448